Average Annual Total Returns{- Fidelity® Arizona Municipal Income Fund} - 08.31 Fidelity Arizona Municipal Funds Combo PRO-11 - Fidelity® Arizona Municipal Income Fund	Fidelity Arizona Municipal Income Fund-Default Return Before Taxes Past 1 year	Fidelity Arizona Municipal Income Fund-Default Return Before Taxes Past 5 years	Fidelity Arizona Municipal Income Fund-Default Return Before Taxes Past 10 years	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	IXYGL Past 1 year	IXYGL Past 5 years	IXYGL Past 10 years
Total	7.23%	3.33%	4.30%	7.23%	3.24%	4.24%	5.29%	3.16%	4.05%	7.54%	3.53%	4.34%	7.34%	3.66%	4.70%